Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Balance, beginning of the year	$ 446,357		$ 22,535
Provision for doubtful accounts		429,803	33,993
Uncollectible receivables written-off			(56,010)
Translation adjustments	(24,017)	16,554	(518)
Balance, end of the year	$ 422,340	$ 446,357